January 15, 2003

                              DREYFUS PREMIER VALUE
                                  EQUITY FUNDS
                           DREYFUS PREMIER INTERNATIONAL
                               OPPORTUNITIES FUND

                            SUPPLEMENT TO PROSPECTUS
                              DATED MARCH 1, 2002
                          AS REVISED NOVEMBER 15, 2002

      THE FOLLOWING INFORMATION SUPERCEDES AND REPLACES THE INFORMATION IN THE THIRD PARAGRAPH CONTAINED IN THE SECTION IN THE PORTFOLIO'S PROSPECTUS ENTITLED "MANAGEMENT.".

      D. Kirk Henry has been the fund's primary portfolio manager since June 2002 and has been employed by Dreyfus since May 1996. He is also senior vice president and international equity portfolio manager of The Boston Company Asset Management LLC. He has held that position since May 1994.

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